CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current Assets:
Cash and cash equivalents	$ 17,426	$ 129,498
Marketable investment securities		149,740
Trade accounts receivable, net of allowance for credit losses and allowance for doubtful accounts of $41,188 and $19,280, respectively	568,679	623,602
Inventory	321,983	290,697
Other current assets	164,767	234,054
Total current assets	1,072,855	1,427,591
Noncurrent Assets:
Restricted cash, cash equivalents and marketable investment securities	61,067	67,597
Property and equipment, net	1,751,573	1,377,949
FCC authorizations	611,794	637,346
Other investment securities	106,874	108,308
Operating lease assets	553,576
Other noncurrent assets, net	228,820	286,753
Total noncurrent assets	3,313,704	2,477,953
Total assets	4,386,559	3,905,544
Current Liabilities:
Trade accounts payable	266,417	217,268
Advances from affiliates	82,415
Deferred revenue and other	674,079	644,920
Accrued programming	1,308,531	1,474,207
Accrued interest	189,039	222,996
Other accrued expenses	918,333	756,534
Current portion of long-term debt and finance lease obligations	1,151,108	1,338,527
Total current liabilities	4,589,922	4,654,452
Long-Term Obligations, Net of Current Portion:
Long-term debt and finance lease obligations, net of current portion	9,671,255	10,632,960
Deferred tax liabilities	501,857	461,452
Operating lease liabilities	350,155
Long-term deferred revenue and other long-term liabilities	207,992	198,840
Total long-term obligations, net of current portion	10,731,259	11,293,252
Total liabilities	15,321,181	15,947,704
Commitments and Contingencies (Note 12)
Stockholder's Equity (Deficit):
Common stock, $.01 par value, 1,000,000 shares authorized, 1,015 shares issued and outstanding
Additional paid-in capital	1,432,736	1,152,369
Accumulated other comprehensive income (loss)	(449)	(376)
Accumulated earnings (deficit)	(12,366,909)	(13,194,440)
Total DISH DBS stockholder's equity (deficit)	(10,934,622)	(12,042,447)
Noncontrolling interests		287
Total stockholder's equity (deficit)	(10,934,622)	(12,042,160)
Total liabilities and stockholder's equity (deficit)	$ 4,386,559	$ 3,905,544